UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-07102

                       The Advisors' Inner Circle Fund II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                     Date of fiscal year end: July 31, 2008

                    Date of reporting period: April 30, 2008

Item 1.   Schedule of Investments

THE ADVISORS' INNER CIRCLE FUND II               PERIMETER SMALL CAP GROWTH FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 87.6%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------    ------------
 BANKS - 0.3%
     Bank of the Ozarks ............................     16,340     $    407,683
                                                                    ------------

  CONSUMER DISCRETIONARY - 11.5%
     Aeropostale * .................................     28,707          912,596
     Aftermarket Technology * ......................     18,715          428,761
     America's Car-Mart * ..........................      8,976          129,165
     Amerigon * ....................................     27,561          404,596
     Asbury Automotive Group .......................     19,335          321,928
     Buffalo Wild Wings * ..........................     15,920          489,540
     Capella Education * ...........................     10,460          674,565
     Charlotte Russe Holding * .....................     37,671          598,216
     Childrens Place Retail Stores * ...............     21,380          497,085
     Cooper Tire & Rubber ..........................     11,103          145,893
     CROCS * .......................................     30,750          313,958
     DeVry .........................................     10,170          579,690
     Dover Downs Gaming & Entertainment ............     38,100          307,848
     Fossil * ......................................     22,518          805,919
     Interactive Data ..............................     27,132          732,021
     J Crew Group * ................................     16,860          800,850
     Jack in the Box * .............................     22,740          608,295
     Jarden * ......................................     36,800          784,576
     Kimball International, Cl B ...................     24,656          253,217
     Maidenform Brands * ...........................     40,610          605,089
     O'Charleys ....................................        230            2,668
     PetMed Express * ..............................     45,710          512,866
     Phillips-Van Heusen ...........................     19,793          835,463
     Red Robin Gourmet Burgers * ...................     11,155          458,247
     Sonic * .......................................      8,000          175,920
     Stage Stores ..................................     26,610          418,841
     Steiner Leisure * .............................     21,490          711,104
     Texas Roadhouse, Cl A * .......................     49,460          583,628
     Warnaco Group * ...............................     16,260          750,236

THE ADVISORS' INNER CIRCLE FUND II               PERIMETER SMALL CAP GROWTH FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------    ------------
  CONSUMER DISCRETIONARY - CONTINUED
     Wolverine World Wide ..........................        850     $     24,429
                                                                    ------------
                                                                      14,867,210
                                                                    ------------
  CONSUMER STAPLES - 3.1%
     Andersons .....................................     16,854          766,014
     Central European Distribution * ...............     10,734          653,915
     Darling International * .......................     41,270          630,193
     Flowers Foods .................................     28,935          749,127
     Hain Celestial Group * ........................     21,380          527,658
     Ingles Markets, Cl A ..........................      8,336          190,228
     Spartan Stores ................................     23,268          485,836
                                                                    ------------
                                                                       4,002,971
                                                                    ------------
  ENERGY - 6.5%
     Alon USA Energy ...............................     29,110          406,084
     Alpha Natural Resources * .....................      5,370          261,250
     Bill Barrett * ................................     11,520          592,474
     Cano Petroleum * ..............................     67,051          364,087
     Comstock Resources * ..........................     16,630          756,499
     Core Laboratories * ...........................      3,690          462,283
     Encore Acquisition * ..........................      9,906          452,011
     Hercules Offshore * ...........................     26,587          700,833
     Hornbeck Offshore Services * ..................      9,519          474,712
     Mariner Energy * ..............................     25,710          708,568
     Massey Energy .................................      7,570          396,138
     Natural Gas Services Group * ..................     18,122          451,238
     Oil States International * ....................        380           19,023
     Parker Drilling * .............................     52,880          424,098
     Petroquest Energy * ...........................     43,913          912,512
     T-3 Energy Services, Cl 3 * ...................     11,066          584,285
     Western Refining ..............................     43,408          434,514
                                                                    ------------
                                                                       8,400,609
                                                                    ------------
  FINANCIALS - 6.8%
     eHealth * .....................................     14,633          395,823
     Entertainment Properties Trust ................      3,636          194,017

THE ADVISORS' INNER CIRCLE FUND II               PERIMETER SMALL CAP GROWTH FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------    ------------
  FINANCIALS - CONTINUED
     Ezcorp, Cl A * ................................     64,820     $    786,915
     FBL Financial Group, Cl A .....................     14,669          406,185
     Fpic Insurance Group * ........................      3,559          165,600
     Frontier Financial ............................     28,174          450,784
     Green Bankshares ..............................     34,356          688,151
     Harleysville Group ............................     10,958          399,419
     Infinity Property & Casualty ..................     14,553          564,074
     Investment Technology Group * .................      9,550          460,883
     IPC Holdings ..................................     19,780          575,796
     Pinnacle Financial Partners * .................     12,254          332,083
     Platinum Underwriters Holdings ................     21,720          779,096
     ProAssurance * ................................     11,340          600,226
     RLI ...........................................     13,870          665,760
     Stifel Financial * ............................      6,580          311,037
     Texas Capital Bancshares * ....................     28,680          529,146
     United Community Banks ........................     34,800          477,804
                                                                    ------------
                                                                       8,782,799
                                                                    ------------
  HEALTH CARE - 12.4%
     Albany Molecular Research * ...................     61,608          715,885
     Applera - Celera Group * ......................     45,030          602,501
     BioScrip * ....................................     51,239          281,814
     Bruker BioSciences * ..........................     58,042          703,469
     Cubist Pharmaceuticals * ......................     35,140          680,310
     eResearchTechnology * .........................     62,064          755,940
     Haemonetics * .................................     14,320          819,534
     HMS Holdings * ................................     18,310          471,849
     Hologic * .....................................     18,072          527,522
     Icon ADR * ....................................     11,440          823,680
     inVentiv Health * .............................     26,838          797,894
     IRIS International * ..........................     36,748          501,243
     LHC Group * ...................................     37,543          585,671
     Martek Biosciences * ..........................     17,170          605,414
     Myriad Genetics * .............................     15,150          629,331

THE ADVISORS' INNER CIRCLE FUND II               PERIMETER SMALL CAP GROWTH FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES            VALUE
                                                      ----------    ------------
  HEALTH CARE - CONTINUED
     Natus Medical * ...............................     49,310     $    969,928
     Oculus Innovative Sciences * ..................     56,041          234,251
     Parexel International * .......................     30,190          766,826
     PharmaNet Development Group * .................        109            2,601
     Psychiatric Solutions * .......................     16,652          577,991
     RehabCare Group * .............................      3,853           65,501
     SurModics * ...................................     15,283          679,635
     Synovis Life Technologies * ...................     44,085          743,273
     Third Wave Technologies * .....................     57,933          510,969
     TomoTherapy * .................................     13,594          132,677
     Viropharma * ..................................     65,340          598,514
     Vivus * .......................................     91,430          518,408
     Zoll Medical * ................................     22,910          764,736
                                                                    ------------
                                                                      16,067,367
                                                                    ------------
  INDUSTRIALS - 16.8%
     AAON ..........................................     23,036          416,491
     Aerovironment * ...............................     21,519          514,519
     Ameron International ..........................      7,530          743,964
     Barnes Group ..................................     24,342          634,839
     Capstone Turbine * ............................    254,898          711,165
     CBIZ * ........................................     87,916          779,815
     Celadon Group * ...............................     54,819          564,087
     Ceradyne * ....................................     17,988          700,812
     Chart Industries * ............................      8,300          337,312
     CRA International * ...........................      6,660          229,637
     Curtiss-Wright ................................     14,942          709,596
     Ducommun * ....................................     21,887          713,078
     Dynamic Materials .............................      7,225          339,792
     EMCOR Group * .................................     24,930          624,746
     Encore Wire ...................................     34,132          771,383
     Esterline Technologies * ......................     12,625          702,707
     Excel Maritime Carriers, Cl A .................     16,611          659,623
     Exponent * ....................................      6,498          219,243

THE ADVISORS' INNER CIRCLE FUND II               PERIMETER SMALL CAP GROWTH FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------    ------------
  INDUSTRIALS - CONTINUED
     Flow International * ..........................    55,260      $    554,258
     FTI Consulting * ..............................    14,900           953,600
     Furmanite * ...................................    27,739           234,672
     General Cable * ...............................     8,100           542,700
     GeoEye * ......................................    23,221           534,780
     Heartland Express .............................    39,280           607,662
     HUB Group, Cl A * .............................    19,251           629,315
     ICF International * ...........................    22,098           394,228
     II-VI * .......................................    11,430           424,510
     Integrated Electrical Services * ..............    24,384           407,944
     Interface .....................................    47,780           613,495
     Moog, Cl A * ..................................    19,797           853,449
     Navigant Consulting * .........................    21,696           436,524
     Old Dominion Freight Line * ...................    21,370           656,059
     Stanley * .....................................    18,566           468,420
     TBS International, Cl A * .....................     3,075           123,553
     Team * ........................................    11,719           348,406
     Teledyne Technologies * .......................    14,535           853,641
     Tennant .......................................     9,628           328,604
     TransDigm Group * .............................    17,760           674,347
     VSE ...........................................     6,027           201,483
     Waste Connections * ...........................    14,100           452,187
     Woodward Governor .............................     5,758           202,279
                                                                    ------------
                                                                      21,868,925
                                                                    ------------
  INFORMATION TECHNOLOGY - 26.5%
     Actuate * .....................................    98,780           402,035
     ADC Telecommunications * ......................    51,490           721,890
     Adtran ........................................    27,685           655,027
     Advanced Analogic Technologies * ..............    88,580           612,974
     Aladdin Knowledge Systems * ...................    21,501           312,840
     Ansys * .......................................    25,469         1,024,618
     Art Technology Group * ........................   120,240           430,459

THE ADVISORS' INNER CIRCLE FUND II               PERIMETER SMALL CAP GROWTH FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------    ------------
  INFORMATION TECHNOLOGY - CONTINUED
     Aspen Technology * ............................     43,455     $    597,072
     Atheros Communications * ......................     23,571          627,460
     Blue Coat Systems * ...........................     25,719          542,928
     BluePhoenix Solutions * .......................     81,499          696,816
     Bottomline Technologies * .....................     50,375          536,494
     Ceragon Networks * ............................     36,557          298,305
     Cogent * ......................................     70,733          659,939
     Comtech Telecommunications * ..................     19,895          770,533
     Cybersource * .................................     51,005          925,741
     EMS Technologies * ............................     12,979          335,637
     EPIQ Systems * ................................     28,646          442,294
     Equinix * .....................................      9,560          864,415
     Euronet Worldwide * ...........................     31,380          554,798
     FalconStor Software * .........................     65,733          535,724
     FARO Technologies * ...........................     16,737          589,812
     Flir Systems * ................................     13,163          451,886
     Foundry Networks * ............................     56,400          717,972
     GigaMedia * ...................................     46,535          724,085
     Globecomm Systems * ...........................     55,490          492,751
     Harmonic * ....................................     32,730          270,677
     Hutchinson Technology * .......................     35,372          500,160
     InterVoice * ..................................     77,116          483,517
     Interwoven * ..................................     66,066          743,903
     Jack Henry & Associates .......................     19,975          524,943
     Mantech International, Cl A * .................     12,620          602,857
     Methode Electronics ...........................     46,300          501,892
     Microsemi * ...................................     27,493          673,579
     MicroStrategy, Cl A * .........................      5,540          491,564
     Netlogic Microsystems * .......................     15,975          523,820
     Netscout Systems * ............................     47,364          473,640
     Nice Systems ADR * ............................     11,933          379,947
     Omniture * ....................................     32,530          742,335
     Oplink Communications * .......................     41,054          394,529

THE ADVISORS' INNER CIRCLE FUND II               PERIMETER SMALL CAP GROWTH FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES            VALUE
                                                      ----------    ------------
  INFORMATION TECHNOLOGY - CONTINUED
     Pericom Semiconductor * .......................     36,402     $    620,290
     Phoenix Technologies * ........................     62,700          739,233
     Progress Software * ...........................     18,653          563,880
     Quest Software * ..............................     52,406          698,048
     Radiant Systems * .............................     58,042          782,987
     Rogers * ......................................     15,910          544,758
     Secure Computing * ............................     70,505          466,743
     Semtech * .....................................     20,720          336,493
     Shanda Interactive Entertainment ADR *.........     16,722          573,397
     Soapstone Networks ............................     85,740          600,180
     Solera Holdings * .............................     12,006          309,875
     SPSS * ........................................     15,320          647,117
     Standard Microsystems * .......................     14,854          440,421
     Starent Networks * ............................     15,870          251,063
     Synaptics * ...................................     14,034          476,314
     Taleo, Cl A * .................................     31,677          617,702
     Ultimate Software Group * .....................     20,947          686,852
     Vocus * .......................................     23,928          664,959
     Websense * ....................................     29,160          567,162
     Website Pros * ................................     63,357          570,213
     Zoran * .......................................     26,608          350,161
                                                                    ------------
                                                                      34,339,716
                                                                    ------------
  MATERIALS - 3.2%
     Aptargroup ....................................     11,552          510,021
     Hecla * .......................................     18,879          193,698
     ICO * .........................................     50,109          372,310
     Kaiser Aluminum ...............................     11,020          756,303
     Landec * ......................................     55,600          450,916
     Schnitzer Steel Industries, Cl A ..............      2,170          190,960
     Schulman, A. ..................................     22,500          477,000
     Sensient Technologies .........................      9,879          294,098
     Universal Stainless & Alloy * .................      6,900          263,994

THE ADVISORS' INNER CIRCLE FUND II               PERIMETER SMALL CAP GROWTH FUND
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------    ------------
  MATERIALS - CONTINUED
     Worthington Industries ........................     36,231     $    652,520
                                                                    ------------
                                                                       4,161,820
                                                                    ------------
  TELECOMMUNICATION SERVICES - 0.5%
     Cbeyond * .....................................        410            8,093
     Syniverse Holdings * ..........................     45,410          713,391
                                                                    ------------
                                                                         721,484
                                                                    ------------
     TOTAL COMMON STOCK
        (Cost $113,216,494) ........................                 113,620,584
                                                                    ------------

  SHORT-TERM INVESTMENT - 11.5%
     Union Bank of California Money
        Market Fund, 0.472% (A)
        (Cost $14,927,517) ......................... 14,927,517       14,927,517
                                                                    ------------

     TOTAL INVESTMENTS - 99.1%
        (Cost $128,144,011)  + .....................                $128,548,101
                                                                    ============

         PERCENTAGES ARE BASED ON NET ASSETS OF $129,765,105.
   *     NON-INCOME PRODUCING SECURITY.
  (A) THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF APRIL 30, 2008. ADR -- AMERICAN DEPOSITARY RECEIPT
  CL --  CLASS

  + AT APRIL 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $128,144,011, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,468,677 AND $(10,064,587), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

PCM-QH-001-0400

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ Philip T. Masterson
                                         --------------------------------------
                                         Philip T. Masterson
                                         President
Date:    June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Philip T. Masterson
                                         --------------------------------------
                                         Philip T. Masterson
                                         President
Date:    June 27, 2008


By (Signature and Title)*                /s/ Michael Lawson
                                         --------------------------------------
                                         Michael Lawson
                                         Controller and Chief Financial Officer
Date:    June 27, 2008


* Print the name and title of each signing officer under his or her signature.